FEDERATED INCOME SECURITIES TRUST
Federated Investors Funds
4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

December 30, 2010

EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549

RE:         FEDERATED INCOME SECURITIES TRUST
Federated Muni and Stock Advantage Fund
Class A Shares
Class B Shares
Class C Shares
Class F Shares
Institutional Shares
1933 Act File No. 33-3164
1940 Act File No. 811-4577

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, the above-referenced Registrant hereby certifies that the definitive form of Prospectuses and Statement of Additional Information dated December 31, 2010, that would have been filed under Rule 497(c), do not differ from the form of Prospectuses and Statement of Additional Information contained in the most recent Registration Statement for the Registrant.  This Registration Statement was electronically filed under Rule 485(b) as Post-Effective amendment No. 94 on December 29, 2010.

If you have any questions regarding this certification, please contact me at (412) 288-7268.

Very truly yours,

/s/ George F. Magera
George F. Magera
Assistant Secretary